As filed with the Securities and Exchange Commission on April 20, 1998
                                            Securities Act File No. 333-28619
                                     Investment Company Act File No. 811-4311


                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549
                                  FORM N-14
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933

/ /  Pre-Effective Amendment No.     /X/   Post-Effective Amendment No. 1
--                                   --
                       (Check appropriate box or boxes)

                         ---------------------------

                     MERRIL LYNCH CONVERTIBLE FUND, INC.
            (Exact name of Registrant as specified in its charter)
                                (609) 282-2800
                      (Area code and telephone number)

                         ---------------------------

                            800 Scudders Mill Road
                        Plainsboro, New Jersey  08536
                   (Address of principal executive offices:
                    Number, street, city, state, zip code)

                         ---------------------------
                                Arthur Zeikel
                     Merrill Lynch Convertible Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
      Mailing Address:  P.O. Box 9011, Princeton, New Jersey 08543-9011
                   (Name and address of agent for service)

                                 Copies to:

Frank P. Bruno, Esq.                 Philip L. Kirstein, Esq.
Brown & Wood LLP                     Merrill Lynch Asset Management
One World Trade Center               800 Scudders Mill Road
New York, NY  10048-0557             Plainsboro, NJ 08536

     Title of Securities to Be Registered: Common Stock, par value $.10 per share

          No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940. The notice required for such Rule for the Registrant's most recent fiscal year end was filed on December 1, 1997. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 333-28619).

This amendment consists of the following:

(1)  Facing Sheet of the Registration Statement.

(2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-28619) filed on January 7, 1998.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue.

                                    PART C
                              OTHER INFORMATION

Item 15.  Indemnification.

     Reference is made to Article V of Registrant's Amended and Restated Articles of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-Party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.

(1)(a)       --    Form of Amended and Restated Articles of Incorporation of the Registrant. (a)
(1)(b)       --    Form of Articles Supplementary to Amended and Restated Articles of Incorporation of the Registrant.(a)
(2)          --    By-Laws of the Registrant, as amended. (a)
(3)          --    Not applicable.
(4)          --    Form of Agreement and Plan of Reorganization between the Registrant and Merrill Lynch Global Convertible Fund,
                   Inc. (b)
(5)          --    Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of
                   Incorporation, as amended and restated, and the By-Laws, as amended, of the Registrant.(c)
(6)(a)       --    Form of Management Agreement between Registrant and Merrill Lynch Asset Management, L.P. ("MLAM").(d)
(6)(b)       --    Form of Sub-Advisory Agreement between MLAM and Merrill Lynch Asset Management U.K. Limited. (d)
(7)(a)       --    Form of Class A Shares Distribution Agreement between the Registrant and Merrill Lynch Funds Distributor, Inc.
                   (including Form of Selected Dealers Agreement).(d)
(7)(b)       --    Form of Class B Shares Distribution Agreement between the Registrant and Merrill Lynch Funds Distributor, Inc.
                   (including Form of Selected Dealers Agreement).(d)
(7)(c)       --    Form of Class C Shares Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc.
                   (including Form of Selected Dealers Agreement).(d)
(7)(d)       --    Form of Class D Shares Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc.
                   (including Form of Selected Dealers Agreement).(d)
(8)          --    None.
(9)          --    Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.(f)
(10)(a)      --    Form of Class B Shares Distribution Plan of the Registrant (including Class B Shares Distribution Plan Sub-
                   Agreement).(d)
(10)(b)      --    Form of Class C Shares Distribution Plan of the Registrant (including Class C Shares Distribution Plan Sub-
                   Agreement).(d)
(10)(c)      --    Form of Class D Shares Distribution Plan of the Registrant (including Class D Shares Distribution Plan Sub-
                   Agreement).(d)
(10)(d)      --    Merrill Lynch Select Pricing(Service Mark) System Plan pursuant to Rule 18f-3.(e)
(11)         --    Opinion and Consent of Brown & Wood LLP, counsel for the Registrant.(f)
(12)         --    Private Letter Ruling from the Internal Revenue Service. (g)
(13)         --    Not applicable.
(14)(a)      --    Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(f)
(14)(b)      --    Consent of Deloitte & Touche LLP, independent auditors for Merrill Lynch Global Convertible Fund, Inc.(f)
(15)         --    Not Applicable.
(16)         --    Power of Attorney. (h)
17(a)        --    Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 of the Registrant (incorporated by reference to Registrant's Registration Statement on Form N-1A, filed June 6, 1997).
(17)(b)      --    Prospectus dated December 29, 1997, and Statement of Additional Information dated December 29, 1997, of the
                   Registrant.(f)
(17)(c)      --    Prospectus dated February 24, 1997, and Statement of Additional Information dated February 24, 1997, of Merrill
                   Lynch Global Convertible Fund, Inc.(f)
(17)(d)      --    Annual Report to Stockholders of the Registrant for the fiscal year ended August 31, 1997.(f)
(17)(e)      --    Annual Report to Stockholders of Merrill Lynch Global Convertible Fund, Inc. for the fiscal year ended October
                   31, 1997.(f)


     (a)           Filed on August 4, 1997, as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration
                   Statement on Form N-1A (File No. 333-28619) under the Securities Act of 1933 (the "Registration Statement").
     (b)           Included in Exhibit I to the Proxy Statement and Prospectus contained in Pre-Effective Amendment No. 1 to the
                   Registrant's Registration Statement on Form N-14 filed on January 7, 1998.  ("N-14 Registration Statement").
     (c)           Reference is made to Articles IV, V (Sections 3, 5, 6 and 7), VI, VII and IX of the Registrant's Amended and
                   Restated Articles of Incorporation, as supplemented, filed as Exhibits 1(a) and 1(b) to the Registration
                   Statement; and to Articles II, III (Sections 1, 3, 5 and 6), VI, VII, XIII and XIV of the Registrant's By-Laws,
                   as amended, filed as Exhibit 2 to the Registration Statement.
     (d)           Filed on June 6, 1997, as an Exhibit to the Registration Statement.
     (e)           Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form
                   N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996 relating to shares of Merrill Lynch
                   New York Municipal Bond Fund Series of Merrill Lynch Multi-State Municipal Series Trust (File NO. 2-99473).
     (f)           Filed on January 7, 1998, as an Exhibit to Pre-Effective Amendment No. 1 to the N-14 Registration Statement.
     (g)           Filed with this Post-Effective Amendment No. 1 to the N-14 Registration Statement.
     (h)           Included on the signature page of the N-14 Registration Statement filed on December 5, 1997.


Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, a copy of the Internal Revenue Service private letter ruling applied for within a reasonable time after receipt of such ruling.


                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 20th day of April, 1998.

                                   MERRILL LYNCH CONVERTIBLE FUND, INC.
                                   (Registrant)

                                   /s/  TERRY K. GLENN
                                   -----------------------------------------
                                   (Terry K. Glenn, Executive Vice President)

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

   Signatures                              Title                          Date

ARTHUR ZEIKEL*                    President (Principal Executive Officer)
(Arthur Zeikel)                    and Director

GERALAD M. RICHARD*                Treasurer (Principal Financial and
 Gerald M. Richard                 Accounting Officer)

JAMES H. BODURTHA*                 Director
(James H. Bodurtha)

HERBERT I. LONDON*                 Director
(Herbert I. London)

 ROBERT R. MARTIN*                 Director
(Robert R. Martin)

 JOSEPH L. MAY*                    Director
(Joseph L. May)

ANDRE F. PEROLD*                   Director
(Andre F. Perold)

*By:  /s/ TERRY K. GLENN
(Terry K. Glenn, Attorney-in-Fact)                              April 20, 1998



Internal Revenue Service                       Department of the Treasury

Index Numbers: 368.00-00                       P.O. Box 7604
               368.13-00                       Ben Franklin Station
                                               Washington, DC 20044

                                               Person to Contact:
                                               Michael J. Wilder
Donald C. Burke                                Telephone Number:
Vice President                                 (202) 622-7770
Merrill Lynch Convertible Fund,                Refer Reply To:
Inc.                                           CC:DOM:CORP:2 PLR-121297-97
800 Scudders Mill Road                         Date:
Plainsboro, New Jersey 00536                   Mar 3 1998

Acquiring            =            Merrill Lynch Convertible Fund, Inc.
                                  EIN: 13-3274981

Target               =            Merrill Lynch Global Convertible Fund
                                  EIN: 22-2861038

State  X             =            Maryland

a                    =            5.25

b                    =            0.25

c                    =            0.75

d                    =            4.00

e                    =            1.00

Dear Mr. Burke:

     This letter responds to your request dated November 14, 1997, for rulings on the federal income tax consequences of a proposed transaction. Additional information was submitted on February 16, 1998. The information submitted for consideration is summarized below.

     Acquiring, a State X corporation, is a non-diversified open-end management company and has elected to be taxed as a regulated investment company ("RIC") under Sections 851-855 of the Internal Revenue Code
(the "Code"). Acquiring has engaged in business as a RIC since 1985. Acquiring's investment objective is to seek high total investment return by investing in a portfolio of convertible debt securities, convertible preferred stocks and synthetic convertible securities.

     Target, a State X corporation, is a diversified open-end management company and has elected to be taxed as a RIC. Target has engaged in business as a RIC since 1988. Target's investment objective is to provide shareholders with a high level of total investment return by investing primarily in an internationally diversified portfolio of convertible debt securities, convertible preferred stocks and synthetic convertible securities consisting of a combination of debt securities or preferred stock and warrants or options.

     Acquiring and Target each offer four classes of stock -- Class A, Class
B, Class C, and Class D -- each of which is voting common stock. The other significant features of the Class A, B, C, and D stock of both Acquiring and Target are as follows. The class A shares, offered to only a limited group of investors, have a maximum initial sales charge of a percent. The class B shares have no initial sales charge, but are subject to a maintenance fee of b percent, a distribution fee of c percent, and a contingent deferred sales charge ranging from d to e percent if redeemed within four years from purchase. The class B shares automatically convert to class D shares eight years from initial purchase. The class C shares have no initial sales charge, but are subject to a maintenance fee of b percent, a distribution fee of c percent, and a contingent deferred sales charge of e percent if redeemed within one year from purchase. The class D shares have a maximum initial sales charge of a percent and are subject to a maintenance fee of b percent.

     For what has been represented to be a valid business reason, the directors of Acquiring and Target propose the following transaction:

1. Target will transfer all of its assets to Acquiring in exchange for newly issued Acquiring class A, B, C, and D voting common stock and Acquiring's assumption of Target's liabilities, if any.

2. Target will distribute the Acquiring stock received to its shareholders in complete liquidation. Each Target shareholder will receive shares of Acquiring stock in proportion to the amount of stock and of the particular class of stock previously owned.

3. Target will dissolve in accordance with the laws of State X and will terminate its registration under the Investment Company Act of 1940 (the "1940 Act"). Target will cease doing business and cease to have shareholders as of the date of the transaction and will file its final tax return for the short tax year ending on that date.

     Acquiring and Target have made the following representations with respect to the proposed transaction:

(a) The fair market value of the Acquiring stock received by each Target shareholder will approximately equal the fair market value of the Target stock surrendered in the exchange.

(b) There is no plan or intention on the part of any shareholder of Target who owns 5 percent or more of Target stock, and to the best of the knowledge of the management of Target, there is no plan or intention on the part of any other shareholders of Target, to sell, exchange, or otherwise dispose of a number of shares of Acquiring stock received in the transaction that would reduce Target shareholders', ownership of Acquiring stock to a number of shares having a value, as of the date of the transaction, of less than 50 percent of the value of all of the formerly outstanding stock of Target as of the same date. For purposes of this representation, shares of Target stock exchanged for cash or other property, surrendered by dissenters, if any, or exchanged for cash in lieu of fractional shares of Acquiring stock will be treated as outstanding Target stock on the date of the transaction.
Moreover, shares of Target stock and shares of Acquiring Stock held by Target shareholders and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation (except for shares which are required to be redeemed at the demand of the shareholders by Target or Acquiring in the ordinary course of their businesses as open-end investment companies pursuant to section 22(e) of the 1940 Act).

(c) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately before the transaction. For purposes of this representation, amounts used by Target to pay its reorganization expenses, amounts paid by Target to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions pursuant to a demand of a shareholder in the ordinary course of Target's business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the transaction.

(d) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction except in connection with its legal obligation to redeem shares pursuant to a demand of a shareholder in the ordinary course of Target's business as an open-end investment company pursuant to section 22(e) of the 1940 Act.

(e) Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target acquired in the transaction, except for dispositions made in the ordinary course of business.

(f) Target will distribute to its shareholders the voting stock of Acquiring it receives pursuant to the transaction.

(g) The liabilities of Target assumed by Acquiring, if any, and any liabilities to which the transferred assets are subject were incurred by Target in the ordinary course of its business.

(h) Following the transaction, Acquiring will continue the historic business of Target or use a significant portion of Target's historic business assets in the continuing business.

(i) Acquiring, Target, and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the transaction.

(j) There is no intercorporate indebtedness existing between Acquiring and Target that was issued, acquired, or will be settled at a discount.

(k) Target and Acquiring each meet the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) and (iii).

(l) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

(m) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

(n) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A).

(o) Acquiring and Target have elected to be taxed as RICs under Section 851 and, for all their taxable periods (including the last short taxable period ending on the date of the transaction for Target), have qualified for the special tax treatment afforded RICs under the Code, and after the transaction, Acquiring intends to continue to so qualify.

     Based solely upon the information and representation set forth above, we hold as follows:

(1) The acquisition by Acquiring of substantially all of the assets of Target, solely in exchange for shares of Acquiring voting stock and Acquiring's assumption of Target's liabilities, if any, followed by the distribution by Target of the Acquiring voting stock in complete liquidation of Target will qualify as a reorganization within the meaning of Section 368(a)(1)(C). Acquiring and Target will each be treated as a "party to a reorganization" within the meaning of
        Section 368(b).

(2) Target will recognize no gain or loss on the transfer of substantially all of its assets to Acquiring in exchange solely for voting shares of Acquiring or on the distribution of such Acquiring shares to its shareholders (Section 361(a) and (c)).

(3) Acquiring will recognize no gain or loss on the receipt of substantially all of the Target assets in exchange solely for Acquiring voting stock (Section 1032(a)).

(4) Acquiring's basis in the assets received from Target in the transaction will equal the basis of such assets in the hands of Target immediately prior to the transaction (Section 362(b)).

(5) Acquiring's holding period for the Target assets will include the period during which Target held such assets (Section 1223(2)).

(6) The tax year of Target will end and Acquiring will succeed to and take into account the items of Target described in Section 381(c), subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 and the regulations thereunder (section 381(a) and Section 1.381(a)-l of the Income Tax Regulations).

(7) The Target shareholders will recognize no gain or loss on the receipt of voting stock of Acquiring (including fractional shares to which they may be entitled) solely in exchange for their stock in Target
     (Section 354(a)).

(8) The basis of the Acquiring shares received by the Target shareholders (including fractional shares to which they may be entitled) will equal the basis of the Target shares surrendered in the exchange
     (Section 358(a)).

(9) The holding period of the Acquiring stock received by Target shareholders in exchange for their Target stock (including fractional shares to which they may be entitled) will include the period during which the exchanged Target stock was held, provided that such Target stock was held as a capital asset on the date of the exchange (Section 1223(l)).

     We express no opinion about the federal income tax treatment of the proposed transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target qualifies as a RIC that is taxable under Subchapter M, Part I of the Code.

     This ruling is directed only to the taxpayer who requested it. Section 6110(j)(3) provides that it may not be used or cited as precedent.

     Each affected taxpayer must attach a copy of this letter to the federal income tax return for the taxable year in which the transaction covered by this ruling letter is consummated.

     In accordance with the power of attorney on file in this office, we have sent copies of this letter to your authorized representative.


                                         Sincerely yours,

                                         Assistant Chief Counsel,
                                         (Corporate)


                                         By: /s/ Richard L. Osborne
                                            --------------------------
                                            Richard L. Osborne
                                            Senior Technician Reviewer,
                                            Branch 2

cc:  D.D. Holtsville, New York
     Chief, Examinations Division